Equity-Accounted Joint Ventures - Excalibur and Excelsior Joint Ventures - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Proceeds from sales of vessels (note 19b)	$ 11,500	$ 0	$ 0	$ 11,515
Ownership percentage (in percentage)		100.00%
Excalibur Joint Venture
Schedule of Equity Method Investments [Line Items]
Guarantor obligations, maximum exposure, undiscounted		$ 8,800	15,900
Carrying value of guarantee liability		0	100
Difference between carrying amount and book value		$ (18,500)	$ 12,000
Ownership percentage (in percentage)		50.00%
Asset Impairment Charges		$ 30,000
Excalibur Joint Venture | Exmar NV [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage (in percentage)		50.00%